NOTES PAYABLE	9 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

13. NOTES PAYABLE

The Company has notes payable as of March 31, 2025 and June 30, 2024 in the amount of approximately $2,596,378 and $2,600,000, respectively.

On June 30, 2022, the Company purchased from a non-related party, real estate asset appraised at $11,409,500 and executed two unsecured demand promissory notes bearing annual interest rates of 0%. The first is for $2,600,000 and the second was in the amount of $280,000. This second note was fully paid on August 8, 2022.